UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:  ______
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            J.J.B. Hilliard, W.L. Lyons, LLC
Address:         500 West Jefferson Street
                 Suite 700
                 Louisville, KY 40202

                 Form 13F File Number:  28- 13163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elizabeth C. Kaplan
Title:    Chief Compliance Officer-Advisory
Phone:    502-588-1719

Signature, Place, and Date of Signing:

By: /s/ Elizabeth C. Kaplan
Louisville, Kentucky
July 17, 2012

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number              Name

         28- 13165                         HL Financial Services, LLC